TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 4,195	SFr 17,193
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	22,169	41,552
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 20,154	SFr 21,939